CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents (Note 3)	$ 1,609,811	$ 2,975,837
Marketable securities (Notes 4 and 5)	354,812	318,442
Deposits, advances and other	239,961	159,194
Total current assets	2,204,584	3,453,473
Property, plant and equipment, net (Note 6)	19,300,479	19,303,296
Total assets	21,505,063	22,756,769
Current Liabilities:
Accounts payable and accrued expenses	530,300	615,273
Accrued interest	426,629	64,262
Total current liabilities	956,929	679,535
Convertible notes (Notes 10 and 11)	25,178,551	23,998,658
Other (Note 10)	1,012,491	1,012,491
Total liabilities	27,147,971	25,690,684
SHAREHOLDERS' EQUITY
Common shares and equity units	289,269,930	289,149,413
Contributed Surplus	5,171,603	5,171,603
Warrants	543,915	543,915
Stock options (Note 8)	19,796,958	19,849,225
Accumulated deficit	(320,459,110)	(317,645,497)
Accumulated other comprehensive income (loss)	33,796	(2,574)
Total shareholders' deficit	(5,642,908)	(2,933,915)
Total liabilities and shareholders' equity	$ 21,505,063	$ 22,756,769